Long-term investments	12 Months Ended
Dec. 31, 2020
Long-term investments
Long-term investments

10.Long‑term investments

The following sets forth the summary of the Group’s long‑term investments:

	As of December 31,
	2019	2020
	RMB	RMB
Measurement alternative investments:
Investee A	1,000	1,000
Investee B	4,000	4,000
Total measurement alternative investments	5,000	5,000
Less: impairment	—	(1,000)
Long-term investments, net	5,000	4,000

In July 2019, the Group acquired 13.34% equity interests of investee A and 20.00% equity interests of investee B for cash consideration of RMB1,000 and RMB4,000, respectively. Both Investee A and Investee B are mainly engaged in industry‑focused content offerings.

The investments are accounted for under measurement alternative according to ASU 2016-01 as the shares held by the Company were not considered as in-substance common stock and the shares do not have readily determinable fair value. The Group recognized impairment loss of nil,  nil and RMB1,000 for the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, respectively.